SHAREHOLDERS' EQUITY - Additional Information (Details)			1 Months Ended
	Jan. 04, 2019 USD ($) $ / shares shares	Dec. 26, 2018 $ / shares shares	Dec. 26, 2018 $ / shares	Jun. 30, 2023 USD ($) $ / shares
STOCKHOLDERS' EQUITY
Exercise price of warrants				$ 6.25
Total value of underwriter warrants | $	$ 190,384
Maximum Value of Securities May Offer and Sell in One or More Offerings | $				$ 70,000,000
Network 1 Financial Securities, Inc. | IPO
STOCKHOLDERS' EQUITY
Ordinary shares sold (in shares) | shares	19,361	1,241,459
Underwriter Warrants
STOCKHOLDERS' EQUITY
Warrants Issued | shares	126,082
Underwriter Warrants | Network 1 Financial Securities, Inc. | IPO
STOCKHOLDERS' EQUITY
Percentage of total number of ordinary shares sold as warrants granted			10.00%
Closing term of underwriters warrants non-exercisable		6 months
Warrants Expiration Period		5 years	5 years
Percentage of public offering price as warrants exercise price			125.00%
Public offering price		$ 5	$ 5
Period for registration rights			5 years
Price per warrant
STOCKHOLDERS' EQUITY
Warrants measurement input	1.51
Risk-free rate
STOCKHOLDERS' EQUITY
Warrants measurement input	4.35
Volatility
STOCKHOLDERS' EQUITY
Warrants measurement input	35